Pensions and Other Post-employment Benefit Obligations - Details of Plan Asset Categories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in financial position [line items]
Cash and cash equivalents	€ 3	€ 4
Equities	160	158
Bonds	174	178
Property	37	41
Other	13	10
Total fair value of plan assets	387	391
Plan asset categories quoted in an active market [member]
Disclosure of changes in financial position [line items]
Cash and cash equivalents	3	4
Equities	160	158
Bonds	81	82
Property	8	10
Other	5	5
Total fair value of plan assets	257	259
Plan asset categories unquoted in an active market [member]
Disclosure of changes in financial position [line items]
Bonds	93	96
Property	29	31
Other	8	5
Total fair value of plan assets	€ 130	€ 132